FAIR VALUE MEASUREMENTS (Schedule of Change of Fair Value Measurement) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Change of fair value measurements that are categorized within Level 3
Total fair value as of January 1, 2017	$ 783
Cash settlements	(571)
Revaluation of liability presented at fair value	(212)
Total fair value as of December 31, 2017